EARNINGS (LOSS) PER SHARE - Profit reserves (Details) - BRL (R$) R$ in Thousands		6 Months Ended
	Apr. 26, 2022	Jun. 30, 2023
Investment reserve
SHAREHOLDERS' EQUITY
Constitution of reserves	R$ 14,972,324	R$ 14,972,324